RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions Disclosure [Text Block]
10.	RELATED PARTY TRANSACTIONS.

The Company had accrued and unpaid dividends in respect of its Series B Preferred Stock of $6,996,000 and $6,050,000 as of September 30, 2011 and December 31, 2010, respectively.

The Company had notes payable to its Chairman of the Board and its Chief Executive Officer totaling $1,250,000 as of September 30, 2011 and December 31, 2010. These notes mature on March 31, 2012.

14.    RELATED PARTY TRANSACTIONS.

The Company had accrued and unpaid dividends in respect of its Series B Preferred Stock of $6,050,000 and $3,202,000 as of December 31, 2010 and 2009, respectively.

The Company had notes payable to its Chairman of the Board and its Chief Executive Officer totaling $1,250,000 and $2,000,000 and accrued and unpaid interest in respect of these notes of $0 and $120,000 as of December 31, 2010 and 2009, respectively. On October 29, 2010, the Company paid all accrued interest and $750,000 in principal under these notes. On November 5, 2010, the Company entered into amendments to these notes, extending the maturity date to March 31, 2012.

The Company had notes payable to Lyles in the aggregate principal amount of $31,500,000 and accrued and unpaid interest and fees in respect of these notes of $2,731,000 as of December 31, 2009. On October 6, 2010, the Company paid in full all amounts owed under its notes payable to Lyles, consisting of $12,500,000 in principal and $4,537,000 in accrued interest and fees.

In May 2009, the Company entered into a consulting agreement with Ryan W. Turner, who is the son-in-law of the Company’s Chairman of the Board, at $10,000 per month for consulting services relating to the Company’s restructuring efforts. In November 2009, the Company executed a new consulting agreement with Mr. Turner at $20,000 per month for similar consulting services. The Company paid Mr. Turner an aggregate of $23,100 and $86,500 for the years ended December 31, 2010 and 2009, respectively, under these arrangements. As of December 31, 2010 and 2009, the Company had no outstanding accounts payable to Mr. Turner. The Company’s consulting relationship with Mr. Turner was terminated in connection with his appointment to the Company’s Board of Directors in February 2010.